SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES.
Schedule of classifications of the Company's financial assets and liabilities

Financial assets/liabilities	Classification under IFRS 9
Cash	Amortized cost
Investments	FVTPL
Amounts receivable	Amortized cost
Deposits	Amortized cost
Accounts payables	Amortized cost